Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated other comprehensive income (loss)
Foreign currency translation adjustments		$ 15,468	$ (7,560)
Commodities and foreign currency derivatives		4,821	2
Accumulated Other Comprehensive Income (Loss), Net of Tax, Total	$ 32,250	$ 20,289	$ (7,558)